Loans - Allowances for Loan Losses and Ending Balances by Portfolio Class and Based on Impairment Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 244	$ 729
Collectively evaluated for impairment	5,360	4,562
Total ending allowance balance	5,604	5,291	$ 4,662	$ 4,381
Loans:
Loans individually evaluated for impairment	7,882	7,156
Loans collectively evaluated for impairment	508,418	467,812
Total ending loans balance	516,300	474,968
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	74	705
Collectively evaluated for impairment	1,739	1,502
Total ending allowance balance	1,813	2,207	1,664	1,289
Loans:
Loans individually evaluated for impairment	1,726	5,028
Loans collectively evaluated for impairment	138,547	129,240
Total ending loans balance	140,273	134,268
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	151
Collectively evaluated for impairment	1,584	1,264
Total ending allowance balance	1,735	1,264	1,271	1,524
Loans:
Loans individually evaluated for impairment	4,686	621
Loans collectively evaluated for impairment	174,977	158,854
Total ending loans balance	179,663	159,475
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	19	24
Collectively evaluated for impairment	1,254	1,165
Total ending allowance balance	1,273	1,189	1,086	1,039
Loans:
Loans individually evaluated for impairment	1,470	1,507
Loans collectively evaluated for impairment	155,702	142,982
Total ending loans balance	157,172	144,489
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	237	178
Total ending allowance balance	237	178	123	142
Loans:
Loans collectively evaluated for impairment	22,886	23,428
Total ending loans balance	22,886	23,428
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	175	141
Total ending allowance balance	175	141	86	60
Loans:
Loans collectively evaluated for impairment	16,306	13,308
Total ending loans balance	16,306	13,308
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	371	312
Total ending allowance balance	$ 371	$ 312	$ 432	$ 327